Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 19,133,575	$ 2,667,146	¥ 18,046,349	¥ 16,030,636
Cost of sales	(16,315,074)	(2,274,258)	(15,502,876)	(13,857,659)
Gross profit	2,818,501	392,888	2,543,473	2,172,977
Other operating income	587,256	81,861	469,300	334,349
Other operating expenses	(11,598)	(1,617)	(26,938)	2,407
Research and development expenses	(984,659)	(137,257)	(876,578)	(836,438)
Selling, general and administrative expenses	(1,812,526)	(252,659)	(1,499,808)	(1,154,004)
Operating profit	596,974	83,216	609,449	519,291
Finance costs	(77,982)	(10,870)	(100,175)	(95,472)
Share of results of associates, net of tax	(5)	(1)	(5)	(1,547)
Share of results of joint ventures, net of tax	101,553	14,156	62,083	(27,546)
Profit before tax	620,540	86,501	571,352	394,726
Income tax expense	(128,798)	(17,954)	(148,496)	(59,065)
Profit for the year	491,742	68,547	422,856	335,661
Attributable to:
Equity holders of the Company	323,055	45,033	285,518	218,581
Non-controlling interests	168,687	23,514	137,338	117,080
Profit for the year	¥ 491,742	$ 68,547	¥ 422,856	¥ 335,661
Earnings per share (dollar per share)
- Basic | (per share)	¥ 8.21	$ 1.14	¥ 6.99	¥ 5.35
- Diluted | (per share)	¥ 8.21	$ 1.14	¥ 6.99	¥ 5.35